Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Estimated
	Useful Life (years)
Building and Building Improvements	5	–	40
Mining equipment	2	–	7
Office and shop furniture and equipment	3	–	7
Vehicles		5